UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2010 (Unaudited)

	Principal
Bonds and Notes--99.4%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
0.50%, 4/15/15	18,266,479 a	19,025,688
0.63%, 4/15/13	4,580,113 a,b	4,736,126
1.25%, 4/14/14	1,552,287 a	1,649,547
1.38%, 7/15/18	3,968,059 a	4,331,387
1.38%, 1/15/20	5,304,502 a	5,767,405
1.75%, 1/15/28	2,959,110 a	3,281,143
1.88%, 7/15/15	1,531,830 a,b	1,691,834
1.88%, 7/15/19	9,098,559 a	10,299,851
2.00%, 4/15/12	10,428,912 a	10,815,918
2.00%, 1/15/14	8,166,673 a	8,844,253
2.00%, 7/15/14	1,645,546 a	1,800,460
2.00%, 1/15/16	8,875,305 a	9,894,581
2.00%, 1/15/26	10,538,188 a,b	12,071,989
2.13%, 1/15/19	1,479,284 a	1,698,634
2.13%, 2/15/40	4,756,723 a	5,589,150
2.38%, 1/15/17	2,646,492 a	3,036,024
2.38%, 1/15/25	4,051,912 a,b	4,841,719
2.38%, 1/15/27	2,191,880 a	2,636,935
2.50%, 7/15/16	11,165,387 a	12,867,238
2.50%, 1/15/29	5,998,471 a	7,398,268
2.63%, 7/15/17	5,904,239 a	6,933,791
3.00%, 7/15/12	9,590,837 a,b	10,205,255
3.63%, 4/15/28	11,810,262 a,b	16,454,092
3.88%, 4/15/29	4,833,228 a,b	7,013,092
Total Bonds and Notes
(cost $160,807,286)		172,884,380

Other Investment--.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $21,000)	21,000 [c]	21,000

Total Investments (cost $160,828,286)	99.4%	172,905,380
Cash and Receivables (Net)	.6%	1,035,818
Net Assets	100.0%	173,941,198

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Security, or portion thereof, on loan. At October 31, 2010, the market value of the fund's securities on loan was
34,992,298 and the market value of the collateral held by the fund was $43,269,106, consisting of U.S. Government and Agency securites valued at $43,269,106.
c	Investment in affiliated money market mutual fund.

At October 31, 2010, the aggregate cost of investment securities for income tax purposes was $160,828,286.

Net unrealized appreciation on investments was $12,077,094, all of which related to appreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.4
Money Market Investment	.0
99.4

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	21,000	-	-	21,000
U.S. Treasury	-	172,884,380	-	172,884,380

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--110.1%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	3,493,000	3,602,156
Aerospace & Defense--.1%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	1,680,000	1,793,400
Agriculture--.6%
Altria Group,
Gtd. Notes	9.70	11/10/18	5,100,000	7,045,685
Asset-Backed Ctfs./Auto Receivables--3.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	3,975,000 a	4,131,490
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	1,855,000	1,872,403
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	1,395,000	1,459,035
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000	72,468
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000	72,776
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306 a	6,282,253
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000 a	1,776,430
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000	1,021,119
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	5,820,000	5,842,679
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	2,600,000 a	2,603,170

Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	340,000	350,732
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	5,100,000 a	5,369,219
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000 a	1,632,478
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	2,970,000 a	3,131,944
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	147,849	148,512
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	1,258,347 a	1,241,621
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	1,722,002 a	1,729,302
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,402,000	1,411,854
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	1,876,000	1,913,268
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000	1,173,521
				43,236,274
Asset-Backed Ctfs./Home Equity Loans--1.5%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	706,190 b	724,080
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	3,419,644 b	3,267,465
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	2,310,870 b	2,200,839
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	1,942,137 b	1,965,108
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.69	5/25/35	683,345 b	681,428
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	3,444,641 b	3,305,388
CS First Boston Mortgage
Securities, Ser. 2005-FIX1,
Cl. A5	4.90	5/25/35	258,273 b	236,505

First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.66	3/25/35	1,480,690 b	1,458,894
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	635,046 b	632,558
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	874,508 b	845,363
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.39	1/25/36	311,862 b	308,094
Morgan Stanley ABS Capital I,
Ser. 2004-NC1, Cl. M2	2.58	12/27/33	1,303,832 b	1,022,457
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.52	11/25/35	1,494,536 b	1,473,907
				18,122,086
Asset-Backed Ctfs./Manufactured Housing--.2%
Conseco Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	40,836	40,894
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	458,106	462,279
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000	1,843,142
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000 b	81,363
				2,427,678
Automobiles--.3%
Lear,
Gtd. Bonds	7.88	3/15/18	2,235,000	2,441,738
Lear,
Gtd. Notes	8.13	3/15/20	1,090,000 c	1,218,075
				3,659,813
Banks--4.9%
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	7,170,000	7,448,691
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	6,225,000	6,743,493
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	6,210,000	6,935,465

Credit Suisse,
Sub. Notes	5.40	1/14/20	4,510,000	4,894,089
Discover Bank,
Sub. Notes	7.00	4/15/20	1,750,000	1,934,843
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	4,135,000	4,727,058
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000 b	459,420
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	1,680,000	1,814,180
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	3,300,000	3,441,141
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,180,000	1,274,806
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,290,000	1,325,475
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	2,445,000	2,626,507
USB Capital IX,
Gtd. Notes	6.19	10/29/49	7,090,000 b	5,636,550
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	10,855,000 b	11,316,338
				60,578,056
Building Materials--.3%
Masco,
Sr. Unscd. Bonds	7.13	3/15/20	3,090,000	3,249,011
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	2,885,000	3,711,235
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	1,585,000 a	1,743,500
Consol Energy,
Gtd. Notes	8.25	4/1/20	1,070,000 a	1,198,400
				2,941,900
Commercial & Professional Services--.8%
Aramark,

Gtd. Notes	8.50	2/1/15	5,908,000 c	6,232,940
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	3,125,000	3,519,531
				9,752,471
Commercial Mortgage Pass-Through Ctfs.--9.3%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	4,224,000	4,516,019
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	169,585 b	172,211
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,022,652	1,027,745
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	2,137,138 b	2,169,702
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	110,000	111,389
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-T14,
Cl. A4	5.20	1/12/41	6,310,000 b	6,851,777
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	5,055,000 b	5,543,357
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000	37,271
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	715,000 b	778,722
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	6,885,000 b	7,582,552
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. B	5.24	7/10/46	2,639,000 a,d	2,718,132

Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. C	5.78	7/10/46	1,730,000 a,b,d	1,781,880
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	5.92	7/10/46	2,110,000 a,b,d	2,018,999
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.45	5/15/23	5,006,572 a,b	4,854,355
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	449,206	448,860
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	154	154
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	3,181,690 b	3,357,865
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	6,230,000 b	6,835,760
CS First Boston Mortgage
Securities, Ser. 2001-CF2,
Cl. G	6.93	2/15/34	130,000 a	130,230
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	1,239,058	1,251,256
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	6,175,000	6,647,269
GMAC Commercial Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.21	12/10/41	765,719	767,267
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000 b	712,465
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	0.51	3/6/20	1,630,000 a,b	1,502,714

GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	0.70	3/6/20	610,000 a,b	543,827
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	0.74	3/6/20	5,680,000 a,b	5,002,985
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. G	0.78	3/6/20	3,110,000 a,b	2,723,566
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. H	0.91	3/6/20	25,000 a,b	21,658
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	1.31	3/6/20	2,380,000 a,b	2,007,856
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. L	1.56	3/6/20	6,725,000 a,b	5,590,793
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-C2, Cl. A1	2.75	11/15/43	1,000,000 a	1,015,921
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	624,005	623,748
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000	1,314,953
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	3,635,000 a	3,618,328
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	1,200,000 a	1,418,804
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	5,455,000 a,b	6,249,356
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000	2,473,793
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	1,139,713 b	1,139,108
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	150,815 b	151,520
Merrill Lynch Mortgage Trust,

Ser. 2002-MW1, Cl. A3		5.40	7/12/34	43,963	43,953
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6		5.41	11/12/37	4,035,000 b	4,462,476
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB		5.33	12/15/43	100,000	109,804
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4		5.38	11/14/42	2,235,000 b	2,461,423
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4		5.80	6/11/42	7,160,000 b	7,951,489
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4		6.39	7/15/33	53,031	54,306
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3		6.54	2/15/31	759	759
RBSCF Trust,
Ser. 2010-MB1, Cl. B		4.79	4/15/24	900,000 a,b	964,199
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3		6.05	8/15/39	495,000 b	552,455
Vornado,
Ser. 2010-VN0, Cl. C		5.28	9/13/28	2,070,000 a	2,114,247
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2		4.38	10/15/41	932,179	957,429
					115,386,707
Diversified Financial Services--6.1%
American Express,
Sr. Unscd. Notes		7.25	5/20/14	5,255,000	6,154,793
Ameriprise Financial,
Jr. Sub. Notes		7.52	6/1/66	3,441,000 b	3,604,448
Capital One Bank USA,
Sub. Notes		8.80	7/15/19	7,540,000	9,579,117
Countrywide Home Loans,
Gtd. Notes, Ser. L		4.00	3/22/11	1,820,000	1,843,669
Discover Financial Services,
Sr. Unscd. Notes		10.25	7/15/19	3,312,000	4,241,579
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	5,325,000 a	6,237,396
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	1,050,000 e	1,525,407

Ford Motor Credit,
Sr. Unscd. Notes	6.63	8/15/17	3,260,000	3,651,151
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	8,135,000	9,533,984
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	5,930,000	6,637,069
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	5,980,000 a	6,449,310
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	3,820,000 a	4,240,761
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	1,390,000 a	1,734,744
Invesco,
Gtd. Notes	5.38	2/27/13	380,000	405,892
Invesco,
Gtd. Notes	5.38	12/15/14	25,000	26,620
Invesco,
Gtd. Notes	5.63	4/17/12	5,310,000	5,595,391
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000	2,347,838
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	185,000	199,546
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000	1,054,139
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000	54,552
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000	123,515
				75,240,921
Electric Utilities--2.2%
AES,
Sr. Unscd. Notes	7.75	3/1/14	660,000	724,350
AES,
Sr. Unscd. Notes	7.75	10/15/15	4,375,000	4,812,500
AES,
Sr. Unscd. Notes	8.00	10/15/17	760,000	839,800
Cleveland Electric Illuminating,

Sr. Unscd. Notes	5.70	4/1/17	910,000	999,979
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000	70,876
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000	790,196
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	1,585,000	1,974,300
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000	54,886
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000	2,432,833
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	2,802,000	3,327,574
Nevada Power,
Mortgage Notes	6.50	8/1/18	2,620,000	3,170,944
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	465,341
NiSource Finance,
Gtd. Notes	5.25	9/15/17	650,000	710,080
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,530,000	1,767,820
NiSource Finance,
Gtd. Notes	7.88	11/15/10	720,000	721,457
Progress Energy,
Sr. Unscd. Notes	7.05	3/15/19	2,800,000	3,472,003
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000	635,131
				26,970,070
Entertainment--.3%
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	3,055,000	3,398,688
Environmental Control--.7%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	1,025,000	1,094,155
Republic Services,
Gtd. Notes	5.50	9/15/19	3,225,000	3,657,905
Waste Management,

Sr. Unscd. Notes		7.00	7/15/28	2,395,000	2,781,517
Waste Management,
Gtd. Notes		7.38	3/11/19	925,000	1,166,974
					8,700,551
Food & Beverages--.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	3,520,000 a	4,974,925
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	2,750,000	3,273,795
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	1,245,000	1,297,913
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	717,000	721,481
					10,268,114
Foreign/Governmental--2.3%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	2,085,000 a	2,262,225
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	2,795,000 c	3,169,589
Republic of Chile,
Notes	CLP	5.50	8/5/20	3,232,500,000 e	7,011,647
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,500,000	1,900,653
Republic of Peru,
Sr. Unscd. Bonds		6.55	3/14/37	5,605,000	6,908,163
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	23,000,000 e	569,481
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	6,455,000 a,c	6,751,930
					28,573,688
Health Care--1.3%
Community Health Systems,
Gtd. Notes		8.88	7/15/15	2,995,000	3,212,138
Davita,
Gtd. Notes		6.63	11/1/20	2,865,000	2,954,531
Fresenius US Finance II,
Gtd. Notes		9.00	7/15/15	3,000,000 a	3,517,500

HCA,
Sr. Unscd. Notes	6.30	10/1/12	2,370,000	2,458,875
HCA,
Sr. Unscd. Notes	6.75	7/15/13	690,000	721,050
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	3,135,000	3,025,140
				15,889,234
Manufacturing--.2%
Bombardier,
Sr. Notes	7.75	3/15/20	1,800,000 a	2,007,000
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	375,000 a,c	393,750
				2,400,750
Media--3.6%
CBS,
Gtd. Notes	5.90	10/15/40	910,000	884,424
Comcast,
Gtd. Notes	6.30	11/15/17	2,850,000	3,384,888
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000 a	4,088,973
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	2,910,000	3,259,200
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	1,130,000	1,289,376
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	205,000	209,525
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	2,980,000	3,341,408
Discovery Communications,
Gtd. Notes	5.63	8/15/19	1,343,000	1,529,340
Dish DBS,
Gtd. Notes	7.75	5/31/15	3,500,000	3,828,125
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	3,170,000 a	3,446,421
News America,
Gtd. Notes	6.65	11/15/37	2,830,000	3,158,526
Pearson Dollar Finance Two,

Gtd. Notes	6.25	5/6/18	2,990,000 a	3,466,947
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	6,130,000	6,422,358
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	2,655,000	3,190,944
Time Warner,
Gtd. Notes	5.88	11/15/16	2,755,000	3,236,117
				44,736,572
Mining--.7%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,885,000	3,267,767
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	1,616,000	1,997,945
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	2,410,000	3,083,354
				8,349,066
Municipal Bonds--1.3%
California,
GO (Build America Bonds)	7.30	10/1/39	3,095,000	3,167,702
California,
GO (Build America Bonds)
(Various Purpose)	7.55	4/1/39	3,180,000	3,325,453
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	540,000	467,235
Illinois,
GO	4.42	1/1/15	3,430,000	3,582,292
Los Angeles Unified School
District, GO (Build America
Bonds)	6.76	7/1/34	2,555,000	2,794,761
New York City
GO (Build America Bonds)	5.99	12/1/36	3,200,000	3,265,888
				16,603,331
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	841,547

Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	1,179,058
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000	1,378,069
				3,398,674
Oil & Gas--2.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	4,765,000	5,300,934
Continental Resources,
Gtd. Notes	7.13	4/1/21	1,515,000 a	1,643,775
EQT,
Sr. Unscd. Notes	8.13	6/1/19	2,955,000	3,641,624
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	497,000	641,085
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	2,865,000	3,192,091
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	4,060,000	4,789,813
Range Resouces,
Gtd. Notes	8.00	5/15/19	2,795,000	3,109,438
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000	3,285,151
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	2,100,000	2,328,667
				27,932,578
Packaging & Containers--.2%
Crown Americas,
Gtd. Notes	7.75	11/15/15	2,340,000	2,445,300
Paper & Paper Related--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	1,310,000 a	1,373,862
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000 a	2,345,338
				3,719,200
Pipelines--1.1%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	50,000	57,060

El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000	21,983
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	1,725,000 a	1,808,216
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	370,000	405,164
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	2,870,000	3,275,387
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	4,340,000	5,214,410
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000	3,457,295
				14,239,515
Property & Casualty Insurance--2.6%
AON,
Sr. Unscd. Notes	3.50	9/30/15	2,160,000	2,231,714
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	459,000	444,986
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,991,000	2,112,005
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	775,000 c	857,672
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000	1,781,345
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,685,000 a	1,697,638
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	5,445,000	6,080,649
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	2,544,000	3,246,047
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	2,600,000	3,401,843
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,960,000	3,231,234
Willis North America,
Gtd. Notes	6.20	3/28/17	3,665,000	3,930,335
Willis North America,

Gtd. Notes	7.00	9/29/19	2,355,000	2,575,788
				31,591,256
Real Estate--3.0%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	810,000	892,516
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,030,000	2,293,370
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	140,000	154,116
CommonWealth REIT,
Sr. Unscd. Notes	0.89	3/16/11	3,725,000 b	3,719,066
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	790,000	835,087
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	545,000 c	615,858
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,565,000	3,090,938
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	1,220,000	1,374,091
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000	1,665,292
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	617,333
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	1,625,000	1,739,281
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000	165,715
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000	3,202,533
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000	155,755
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000	2,215,867
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000	755,897
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000	1,923,217

Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000	230,885
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	2,921,000	3,375,534
WEA Finance
Gtd. Notes	7.50	6/2/14	2,400,000 a	2,797,099
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000 a	4,759,774
				36,579,224
Residential Mortgage Pass-Through Ctfs.--.4%
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	1.01	2/25/36	2,408,771 b	1,387,510
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.76	2/25/36	1,948,081 b	1,083,042
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.61	5/25/36	1,799,915 b	1,525,759
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	1,281 a,b	1,056
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	736,512	652,512
				4,649,879
Retail--1.4%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000	3,458,140
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	2,691,900 a	3,352,942
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	2,642,000	2,753,889
Inergy Finance,
Gtd. Notes	7.00	10/1/18	4,250,000 a	4,462,500
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000	3,191,831
				17,219,302
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	3,250,000	3,294,571

Technology--.1%
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	370,000	390,813
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	620,000	695,950
				1,086,763
Telecommunications--2.4%
AT&T,
Sr. Unscd. Notes	5.60	5/15/18	2,690,000	3,156,645
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	5,665,000 a	6,387,288
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	2,800,000	3,160,867
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	6,005,000 a	6,125,100
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,230,000	1,345,313
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	1,055,000 a	1,091,925
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000	4,107,789
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	1,400,000	1,767,136
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	2,355,000 a	2,696,475
				29,838,538
U.S. Government Agencies--.5%
Federal National Mortgage
Association, Notes	5.25	9/15/16	5,356,000 f	6,405,722
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	180,448	198,692
				6,604,414
U.S. Government Agencies/Mortgage-Backed--30.9%
Federal Home Loan Mortgage Corp.:
5.00%, 10/1/18 - 9/1/40			23,200,500 f	24,774,728

5.50%, 11/1/22 - 9/1/40	22,807,084 f	24,659,328
6.00%, 7/1/17 - 12/1/37	13,480,941 f	14,723,262
6.50%, 3/1/14 - 3/1/32	464,226 f	523,045
7.00%, 3/1/12	1,830 f	1,881
7.50%, 12/1/25 - 1/1/31	29,042 f	33,090
8.00%, 10/1/19 - 10/1/30	13,096 f	14,949
8.50%, 7/1/30	868 f	1,013
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32	2,410,700 f	2,508,126
Multiclass Mortgage
Participation Ctfs.,
Ser. 51, Cl. E, 10.00%,
7/15/20	137,992 f	138,467
Federal National Mortgage Association:
4.50%	24,375,000 f,g	25,593,750
5.00%	74,160,000 f,g	78,782,274
5.50%	90,835,000 f,g	97,862,133
6.00%	23,265,000 f,g	25,217,073
5.00%, 7/1/11 - 9/1/40	10,072,320 f	10,786,270
5.50%, 8/1/22 - 8/1/40	46,497,303 f	50,139,337
6.00%, 1/1/19 - 4/1/38	14,800,219 f	16,191,534
6.50%, 3/1/26 - 10/1/32	183,464 f	207,321
7.00%, 9/1/14 - 7/1/32	66,958 f	74,927
7.50%, 3/1/12 - 3/1/31	18,646 f	20,759
8.00%, 5/1/13 - 3/1/31	29,645 f	33,940
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	5,474,164 f	5,695,984
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	84,950 f	98,113
Government National Mortgage Association I:
5.50%, 4/15/33	2,990,295	3,261,742
6.00%, 1/15/29	28,677	31,817
6.50%, 4/15/28 - 9/15/32	60,080	68,110

7.00%, 12/15/26 - 9/15/31	19,917	23,110
7.50%, 12/15/26 - 11/15/30	6,151	7,144
8.00%, 1/15/30 - 10/15/30	18,012	21,659
8.50%, 4/15/25	5,254	6,349
9.00%, 10/15/27	10,052	12,016
9.50%, 2/15/25	3,341	3,908
9.50%, 11/15/17	113,579	124,042
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	145,803	164,757
7.00%, 11/20/29	456	519
		381,806,477
U.S. Government Securities--22.6%
U.S. Treasury Bonds:
4.25%, 5/15/39	4,943,000	5,160,027
4.63%, 2/15/40	1,935,000	2,147,548
5.25%, 11/15/28	9,065,000	11,110,291
6.13%, 11/15/27	16,065,000	21,579,809
7.50%, 11/15/24	1,210,000	1,803,656
U.S. Treasury Notes:
0.38%, 9/30/12	6,420,000 c	6,425,521
1.00%, 7/31/11	20,925,000	21,049,253
1.13%, 6/15/13	3,620,000	3,685,330
1.38%, 9/15/12	61,220,000	62,410,913
1.88%, 8/31/17	16,915,000 c	16,938,782
1.88%, 9/30/17	75,925,000	75,913,156
2.38%, 8/31/14	26,890,000	28,501,303
2.75%, 5/31/17	18,900,000	20,038,442
3.38%, 11/15/19	2,840,000	3,048,785
		279,812,816
Total Bonds and Notes
(cost $1,297,136,712)		1,360,855,964

	Face Amount
	Covered by
Options Purchased--.1%	Contracts ($)	Value ($)
Call Options--.0%
10-Year USD LIBOR-BBA,

November 2010 @ 2.48	50,600,000 h	39,151
Japanese Yen,
August 2011 @ 90	12,395,000 h	125,995
Japanese Yen,
August 2011 @ 90	12,500,000 h	127,050
		292,196
Put Options--.1%
10-Year USD LIBOR-BBA,
November 2010 @ 2.48	50,600,000 h	1,082,173
Total Options
(cost $1,683,895)		1,374,369

	Principal
Short-Term Investments--7.8%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 12/16/10
(cost $96,187,263)	96,205,000 [i]	96,189,992

Other Investment--.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,388,000)	3,388,000 [j]	3,388,000

Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $11,104,907)	11,104,907 [j]	11,104,907

Total Investments (cost $1,409,500,777)	119.2%	1,472,913,232
Liabilities, Less Cash and Receivables	(19.2%)	(236,674,189)
Net Assets	100.0%	1,236,239,043

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities had a market value of $165,232,527 or 13.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At October 31, 2010, the market value of the fund's securities on loan was
$33,626,454 and the market value of the collateral held by the fund was $34,517,067, consisting of cash collateral of $11,104,907 and U.S. Government and Agency securities valued at $23,412,160.
d	Purchased on a delayed delivery basis.
e	Principal amount stated in U.S. Dollars unless otherwise noted.
CLP--Chilean Peso
EUR--Euro
PHP--Philippine Peso
f	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g	Purchased on a forward commitment basis.
h	Non-income producing security.
i	Held by a broker as collateral for open financial futures, forward foreign currency exchange contracts, and swap positions.
j	Investment in affiliated money market mutual fund.

At October 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,409,500,777.

Net unrealized appreciation on investments was $63,738,176 of which $73,411,530 related to appreciated investment securities and $9,673,354 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
October 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2010 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	214	(27,024,188)	December 2010	(243,323)

STATEMENT OF OPTIONS WRITTEN
October 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
30-Year USD LIBOR-BBA,
November 2010 @ 3.36	25,300,000	a	(27,414)
Put Options:
10-Year USD LIBOR-BBA,
February 2011 @ 5.36	39,580,000	a	(354)
30-Year USD LIBOR-BBA,
November 2010 @ 3.36	25,300,000	a	(1,419,191)
(Premiums received $1,772,680)			(1,446,959)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
USD--US Dollar

a	Non-income producing security.

At October 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Forward Foreign Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 11/30/2010	3,235,000	3,165,480	3,156,674	(8,806)
Malaysian Ringgit,
Expiring 11/30/2010	19,100,000	6,120,814	6,125,433	4,619
Mexican New Peso,
Expiring 11/30/2010	39,350,000	3,162,929	3,179,969	17,040
Norwegian Krone,
Expiring 11/30/2010	18,205,000	3,113,669	3,103,305	(10,364)
Singapore Dollar,
Expiring 11/30/2010	9,440,000	7,284,203	7,297,684	13,481
South Korean Won,
Expiring 11/30/2010	14,280,355,000	12,661,011	12,672,884	11,873
Sales:		Proceeds ($)
Chilean Peso,
Expiring 11/30/2010	3,356,440,000	6,917,927	6,844,406	73,521

Gross Unrealized Appreciation				120,534
Gross Unrealized Depreciation				(19,170)

				Implied			Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Depreciation) ($)
11,710,000	Northern Tobacco, 5%, 6/1/2046	Citibank	1.35	6.25	12/20/2011	(605,149.38)	(605,149)
11,710,000	Southern California Tobacco, 5%, 6/1/2037	Citibank	1.35	6.25	12/20/2011	(605,149.38)	(605,149)
							(1,210,298)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	63,786,038	-	63,786,038
Commercial Mortgage-Backed	-	115,386,707	-	115,386,707
Corporate Bonds+	-	463,632,614	-	463,632,614
Foreign Government	-	28,573,688	-	28,573,688
Municipal Bonds	-	16,603,331	-	16,603,331
Mutual Funds	14,492,907	-	-	14,492,907
Residential Mortgage-Backed	-	4,649,879	-	4,649,879
U.S. Government Agencies/Mortgage-Backed	-	388,410,891	-	388,410,891
U.S. Treasury	-	376,002,808	-	376,002,808
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	120,534	-	120,534
Options Purchased	-	1,374,369	-	1,374,369
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(19,170)	-	(19,170)
Futures++	(243,323)	-	-	(243,323)
Swaps++	-	(1,210,298)	-	(1,210,298)
Options Written	-	(1,446,959)	-	(1,446,959)

+ See Statement of Investments for industry classification.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement (which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities). Notional amounts of all credit default swap agreements are disclosed in the accompanying chart, which summarizes open credit default swaps on corporate and sovereign issues entered into by the fund at April 30, 2010. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.8%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	789,000	813,656
Aerospace & Defense--.1%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	355,000	378,962
Agriculture--.7%
Altria Group,
Gtd. Notes	8.50	11/10/13	1,585,000	1,912,076
Asset-Backed Ctfs./Auto Receivables--4.5%
Ally Auto Receivables Trust,
Ser. 2010-2, Cl. A3	1.38	7/15/14	1,500,000	1,514,469
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	775,000 a	805,511
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	945,000	948,792
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. A3	1.66	3/17/14	370,000	372,859
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	390,000	393,659
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	1,230,000	1,279,798
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146 a	375,861
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000	192,762
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	490,000	503,634
Chrysler Financial Auto
Securitization Trust,
Ser. 2009-B, Cl. B	2.94	6/8/13	530,000	531,594

Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. A2	1.78	6/15/11	1,095,775 a	1,098,419
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,000,000 a	1,052,788
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	585,000 a	616,898
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	304,270	305,633
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	244,739 a	241,486
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	305,215 a	306,509
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000	302,108
Wachovia Auto Loan Owner Trust,
Ser. 2006-1, Cl. C	5.22	11/20/12	740,000 a	743,144
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	300,000	305,960
				11,891,884
Asset-Backed Ctfs./Home Equity Loans--1.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	882,737 b	905,100
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,562,254 b	1,492,731
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.58	10/25/35	403,152 b	383,956
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	382,542 b	387,067
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	104,261 b	103,853
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.31	10/25/36	162,844 b	157,417
Morgan Stanley ABS Capital I,
Ser. 2004-NC1, Cl. M2	2.58	12/27/33	210,647 b	165,188
				3,595,312
Asset-Backed Ctfs./Manufactured Housing--.0%
Conseco Financial,

Ser. 1994-7, Cl. M1	9.25	3/15/20	6,368	6,377
Banks--6.4%
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	1,390,000	1,448,943
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	1,880,000	2,132,939
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	750,000	877,223
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	1,500,000	1,600,647
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	2,250,000	2,437,407
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	925,000	980,191
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.40	6/24/15	1,010,000	1,057,196
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	1,085,000	1,202,381
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	1,540,000	1,597,367
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000	333,791
UBS AG Stamford,
Sr. Unscd. Notes	2.25	8/12/13	1,320,000	1,349,535
Wells Fargo & Co.,
Sr. Notes	3.63	4/15/15	400,000	421,800
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,470,000 b	1,532,475
				16,971,895
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	450,000	578,876
Sherwin-Williams,
Sr. Unscd. Notes	3.13	12/15/14	295,000	313,107
				891,983
Commercial & Professional Services--.2%
Aramark,

Gtd. Notes	8.50	2/1/15	456,000 c	481,080
Commercial Mortgage Pass-Through Ctfs.--6.2%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000	90,876
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	87,521 b	87,480
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	1,150,000	1,260,179
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	575,000 b	633,256
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	375,000 b	408,421
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. B	5.24	7/10/46	550,000 a	566,492
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. C	5.78	7/10/46	365,000 a,b	375,946
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	5.92	7/10/46	445,000 a,b	425,808
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	1,141,709 b	1,176,081
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	3,856	3,854
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	204,844	206,861
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	0.51	3/6/20	1,630,000 a,b	1,502,714
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	0.74	3/6/20	730,000 a,b	642,989

GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	1.31	3/6/20	350,000 a,b	295,273
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	107,239	107,195
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	365,216 b	386,032
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000	959,340
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	265,000 a,b	303,589
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2010-CNTR,
Cl. A1	3.30	8/5/32	2,081,224 a	2,122,823
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C7, Cl. A4	5.20	11/15/30	1,750,000 b	1,922,076
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	175,950 b	176,774
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.38	11/14/42	475,000 b	523,121
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,183,006	1,211,439
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.63	4/15/24	235,000 a,b	251,763
Vornado,
Ser. 2010-VN0, Cl. A1	2.97	9/13/28	625,721 a	638,392
				16,278,774
Computers--.3%
Hewlett-Packard,
Sr. Unscd. Notes	2.25	5/27/11	405,000	409,885
Hewlett-Parkard,
Sr. Unscd. Notes	2.95	8/15/12	410,000	427,538
				837,423
Diversified Financial Services--5.8%

American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	730,000	806,544
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	155,000	177,363
American Express,
Sr. Unscd. Notes	7.25	5/20/14	840,000	983,830
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000 b	222,070
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	765,000	971,887
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000	800,195
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000	837,100
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	280,000	283,641
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	475,000	608,318
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000 a	1,272,836
Ford Motor Credit,
Sr. Unscd. Notes	6.63	8/15/17	600,000	671,991
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,670,000	1,957,192
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,250,000	2,316,013
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	240,000	259,826
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000 c	980,363
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000 a	1,164,758
Hutchison Whampoa International,
Gtd. Notes	4.63	9/11/15	570,000 a	617,927
Invesco,
Gtd. Notes	5.38	2/27/13	380,000	405,892
				15,337,746

Electric Utilities--3.9%
AES,
Sr. Unscd. Notes	7.75	3/1/14	220,000	241,450
AES,
Sr. Unscd. Notes	7.75	10/15/15	755,000	830,500
AES,
Sr. Unscd. Notes	8.00	10/15/17	255,000	281,775
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000	339,577
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000	175,681
Duke Energy Ohio,
First Mortgage Bonds	2.10	6/15/13	925,000	952,957
Enel Finance International,
Gtd. Notes	5.70	1/15/13	620,000 a	672,217
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	645,000	643,465
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,100,000	1,144,972
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	859,801
Nevada Power,
Mortgage Notes	6.50	4/15/12	1,000,000	1,072,747
NiSource Finance,
Gtd. Notes	6.15	3/1/13	545,000	603,580
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000	2,411,450
				10,230,172
Environmental Control--.5%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	210,000	224,168
Republic Services,
Gtd. Notes	5.50	9/15/19	245,000	277,887
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000	852,512
				1,354,567
Food & Beverages--1.1%

Anheuser-Busch InBev Worldwide,
Gtd. Notes		7.20	1/15/14	790,000 a	926,766
Diageo Capital,
Gtd. Bonds		4.83	7/15/20	975,000	1,091,396
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	530,000	625,284
Stater Brothers Holdings,
Gtd. Notes		7.75	4/15/15	116,000	120,930
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	131,000	131,819
					2,896,195
Foreign/Governmental--.7%
Province of Ontario Canada,
Sr. Unscd. Bonds		4.38	2/15/13	760,000	823,728
Province of Quebec Canada,
Unscd. Debs., Ser. PJ		6.13	1/22/11	685,000	693,574
Republic of Philippines,
Sr. Unscd. Notes	PHP	4.95	1/15/21	7,000,000 d	173,320
					1,690,622
Health Care--1.2%
Community Health Systems,
Gtd. Notes		8.88	7/15/15	460,000	493,350
Davita,
Gtd. Notes		6.63	11/1/20	605,000	623,906
Fresenius US Finance II,
Gtd. Notes		9.00	7/15/15	985,000 a	1,154,913
Medco Health Solutions,
Sr. Unscd. Notes		7.25	8/15/13	725,000	838,330
					3,110,499
Manufacturing--.0%
Bombardier,
Sr. Unscd. Notes		8.00	11/15/14	75,000 a,c	78,750
Media--2.4%
CBS,
Gtd. Notes		4.30	2/15/21	155,000	153,998
Comcast,
Gtd. Notes		5.50	3/15/11	780,000	794,138

Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000 a	751,862
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	100,000	112,000
Dish DBS,
Gtd. Notes	7.75	5/31/15	265,000	289,844
NBC Universal,
Sr. Unscd. Notes	3.65	4/30/15	700,000 a	742,413
News America,
Gtd. Notes	5.30	12/15/14	735,000	838,533
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000	324,785
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000	1,056,995
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	580,000	653,630
Time Warner,
Gtd. Notes	5.88	11/15/16	550,000	646,049
				6,364,247
Mining--.4%
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	316,000	390,687
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	480,000	614,112
				1,004,799
Municipal Bonds--.5%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	815,000	705,179
Illinois,
GO	4.42	1/1/15	640,000	668,416
				1,373,595
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000	878,594
Oil & Gas--1.3%

Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000	1,129,160
Continental Resources,
Gtd. Notes	7.13	4/1/21	320,000 a	347,200
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000	264,957
Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	445,000	512,443
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000 c	525,383
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	660,000	731,867
				3,511,010
Packaging & Containers--.4%
Bemis Company,
Sr. Unscd. Notes	5.65	8/1/14	435,000	491,383
Crown Americas,
Gtd. Notes	7.75	11/15/15	575,000	600,875
				1,092,258
Paper & Paper Related--.5%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	205,000 a	214,994
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	860,000 a	991,150
				1,206,144
Pipelines--1.1%
El Paso,
Sr. Unscd. Bonds	6.50	9/15/20	405,000 a	424,538
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	80,000	87,603
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	485,000	553,506
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000	1,026,966
Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000	682,423
				2,775,036

Property & Casualty Insurance--3.1%
AON,
Sr. Unscd. Notes	3.50	9/30/15	695,000	718,075
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	150,000 c	166,001
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	1,110,000	1,433,601
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000 a	1,089,846
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,125,000	1,471,951
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	625,000	682,271
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000	503,099
Willis North America,
Gtd. Notes	6.20	3/28/17	615,000	659,524
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000	1,487,504
				8,211,872
Real Estate--3.0%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000	700,438
CommonWealth REIT,
Sr. Unscd. Notes	0.89	3/16/11	462,000 b	461,264
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	570,000	602,531
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000 c	124,302
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000	596,497
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	230,000	259,050
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	387,236
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	326,450

Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000	672,532
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000	309,911
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	406,798
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000	1,007,114
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	337,000	381,405
Simon Property Group,
Sr. Unscd. Notes	5.88	3/1/17	443,000	508,641
WEA Finance
Gtd. Notes	7.50	6/2/14	320,000 a	372,947
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000 a	782,429
				7,899,545
Residential Mortgage Pass-Through Ctfs.--.2%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.18	12/25/34	346,603 b	296,201
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.61	5/25/36	403,759 b	342,260
				638,461
Retail--.9%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000	915,725
Inergy Finance,
Gtd. Notes	7.00	10/1/18	895,000 a	939,750
Staples,
Gtd. Notes	9.75	1/15/14	405,000	502,016
				2,357,491
Steel--.4%
Arcelormittal,
Sr. Unscd. Notes	3.75	8/5/15	1,045,000	1,077,258
Telecommunications--1.6%
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	650,000	669,338

CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	395,000 a	445,363
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	620,000	699,906
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	575,000 a	595,125
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	1,230,000	1,338,432
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	280,000	344,140
				4,092,304
U.S. Government Agencies--11.7%
Federal Home Loan Mortgage Corp.,
Notes	3.50	5/29/13	4,185,000 e	4,503,763
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	11,625,000 e	13,126,067
Federal National Mortgage
Association, Notes	1.50	6/26/13	12,780,000 e	13,101,481
				30,731,311
U.S. Government Agencies/Mortgage-Backed--3.6%
Federal Home Loan Mortgage Corp.:
5.00%, 7/1/40 - 9/1/40			1,184,740 e	1,265,702
5.50%, 4/1/40 - 9/1/40			5,622,261 e	6,051,042
6.50%, 6/1/32			2,110 e	2,379
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			17,262 e,f	827
Federal National Mortgage Association:
5.00%, 7/1/40 - 9/1/40			703,728 e	755,109
5.50%, 7/1/40 - 8/1/40			1,050,761 e	1,130,540
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			333,512 e	349,612
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			15,715	17,896
7.50%, 11/20/29 - 12/20/30			17,234	19,986

		9,593,093
U.S. Government Securities--31.8%
U.S. Treasury Notes:
0.38%, 9/30/12	4,025,000 c	4,028,462
0.88%, 4/30/11	15,040,000	15,094,054
1.00%, 8/31/11	15,010,000	15,108,511
1.13%, 6/15/13	465,000	473,392
1.38%, 9/15/12	9,185,000	9,363,676
1.88%, 8/31/17	3,995,000 c	4,000,617
2.00%, 11/30/13	11,070,000	11,566,423
2.38%, 8/31/14	6,920,000	7,334,660
2.75%, 5/31/17	3,910,000	4,145,519
2.75%, 2/15/19	2,055,000	2,128,692
4.88%, 5/31/11	10,280,000	10,559,894
		83,803,900
Total Bonds and Notes
(cost $248,680,408)		255,368,891

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 12/16/10
(cost $249,952)	250,000 [g]	249,961

Other Investment--2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,350,000)	6,350,000 [h]	6,350,000

Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,142,525)	2,142,525 [h]	2,142,525

Total Investments (cost $257,422,885)	100.1%	264,111,377
Liabilities, Less Cash and Receivables	(.1%)	(225,507)
Net Assets	100.0%	263,885,870

GO--General Obligation
REIT--Real estate investment trust
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, these securities had a market value of $25,952,189 or 9.8% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At October 31, 2010, the market value of the fund's securities on loan was
$10,092,505 and the market value of the collateral held by the fund was $10,335,237, consisting of cash collateral of $2,142,524 and U.S. Government and agencies securities valued at $8,192,713.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
PHP-- Philippines Peso
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Notional face amount shown.
g	Held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At October 31, 2010, the aggregate cost of investment securities for income tax purposes was $257,422,885.

Net unrealized appreciation on investments was $6,688,492 of which $7,964,714 related to appreciated investment securities and $1,276,222 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
October 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2010 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	177	38,937,236	December 2010	177,142
U.S. Treasury 5 Year Notes	102	12,400,969	December 2010	126,140

Financial Futures Short
U.S. Treasury 10 Year Notes	174	(21,972,938)	December 2010	(320,407)
U.S. Treasury 30 Year Bonds	23	(3,011,563)	December 2010	63,969

Gross Unrealized Appreciation				367,251
Gross Unrealized Depreciation				(320,407)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	15,493,573	-	15,493,573
Commercial Mortgage-Backed	-	16,278,774	-	16,278,774
Corporate Bonds+	-	95,765,562	-	95,765,562
Foreign Government	-	1,690,622	-	1,690,622
Municipal Bonds	-	1,373,595	-	1,373,595
Mutual Funds	8,492,525	-	-	8,492,525
Residential Mortgage-Backed	-	638,461	-	638,461
U.S. Government Agencies/Mortgage-Backed	-	40,324,404	-	40,324,404
U.S. Treasury	-	84,053,861	-	84,053,861
Other Financial Instruments:
Futures++	367,251	-	-	367,251
Liabilities ($)
Other Financial Instruments:
Futures++	(320,407)	-	-	(320,407)
+ See Statement of Investments for industry classification.

++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)